Additional capital disclosures	12 Months Ended
Mar. 31, 2021
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Additional capital disclosures
30. Additional capital disclosures
The key objective of the Company’s capital management is to ensure that it maintains a stable capital structure with the focus on total equity to uphold investor, creditor, and customer confidence and to ensure future development of its business. The Company focuses on keeping a strong total equity base to ensure independence, security, as well as a high financial flexibility for potential future borrowings, if required, without impacting the risk profile of the Company.
The capital structure as at March 31, 2021 and 2020 was as follows:

	As at March 31,
	2021	2020	% Change
Total equity attributable to the equity shareholders of the Company	$684,092	$587,110	17%
As percentage of total capital	98%	95%
Long-term debt (1)	16,800	33,600	(49)%
Total debt	$16,800	$33,600	(49)%
As percentage of total capital	2%	5%

Total capital (debt and equity)	$700,892	$620,710	13%

Note:

(1)	Before netting off debt issuance cost of $52 and $178 as at March 31, 2021 and March 31, 2020, respectively.
The Company is predominantly equity-financed. This is also evident from the fact that debt represents only 2% and 5% of total capital as at March 31, 2021 and 2020, respectively.